Share-based Payments - Summary of Stock Option Activity and Related Information (Detail) - Employee stock options [member]	12 Months Ended
	Oct. 31, 2025 $ / shares shares	Oct. 31, 2024 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	15,967,581	14,688,079
Number of options, granted	2,422,512	3,973,361
Number of options, exercised	(2,824,550)	(2,593,751)
Number of options, Forfeited/cancelled/expired	(44,171)	(100,108)
Number of options, outstanding at end of year	15,521,372	15,967,581
Exercisable at end of year	4,508,217	5,033,423
Number of options, available for grant | shares	4,427,783	6,806,124
Weighted average exercise price, outstanding at beginning of year	$ 58.55	$ 58.47
Weighted average exercise price, granted	94.35	56.55
Weighted average exercise price, exercised	54.71	52.72
Weighted average exercise price, Forfeited/cancelled/expired	66.86	60.44
Weighted average exercise price, outstanding at end of year	64.81	58.55
Weighted average exercise price, exercisable at end of year	$ 58.94	$ 55.17